Costs and expenses	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Costs and expenses
21	Costs and expenses
The operating costs and expenses by nature are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Personnel (i)	125,976	122,988	109,368
IT Outsourcing, software and hosting expenses	40,000	40,229	37,860
Marketing and events	4,351	8,720	8,649
Outsourced services	23,175	20,204	23,493
Traveling	6,153	4,223	2,224
Depreciation and amortization	5,018	4,616	4,072
Facilities	3,228	2,906	2,211
Expected credit losses	1,472	852	887
Others	6,746	2,801	2,938

Total	216,119	207,539	191,702

Subscription cost	45,420	41,408	38,380
Services cost	15,529	11,424	11,212
General and administrative	33,673	28,348	31,889
Sales and marketing	59,461	67,798	63,521
Research and development	60,116	57,205	45,186
Other losses	1,920	1,356	1,514

Total	216,119	207,539	191,702

(i)	This amount refers to personnel compensation (such as wages and benefits) and share-based compensation (refer to note 25 for additional details on share-based compensation).